Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Tax Assets [Abstract]
Schedule of the deferred tax assets
	December 31, 2017	December 31, 2016
Deferred tax assets, non-current
Unpaid accrued expenses	$52,474	$57,221
Allowance for doubtful accounts	41,434	5,859
Expense cut-off	-	10,972
Others	424,343	106,951
Deferred tax assets	518,251	181,003
Less: valuation allowance	-	-
Deferred tax assets, non-current	$518,251	$181,003